Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
Below are the turnovers of related parties:

	For the year ended March 31,
	2018	2017	2016
Sales of services	$2,357	$631	$5,592
Purchase of goods	589	347	708
Purchase of services	521	380	267
The following table provides the balances with related parties as of March 31:
Due from related parties, current:

	2018	2017
Receivable from related parties	$1,157	$981
Loans due from employees	115	103
Total due from related parties, current	$1,272	$1,084
Due to related parties, current:

	2018	2017
Payable to related parties	$14	$460
Total due to related parties, current	$14	$460